Share Plans (Schedule of Share Option Award Status Upon Completion of the Conversion) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Jun. 28, 2013 Post-Separation
Conversion of Covidien Equity Awards
Share options outstanding	2,760,231	2,399,822	2,399,822
Weighted-average exercise price, outstanding share options	$ 37.30	$ 35.94	$ 35.94
Weighted-average remaining contractual term, outstanding share options	8 years 2 months		8 years 0 months 0 days
Aggregate intrinsic value, outstanding share options	$ 17.3		$ 22.9
Share options exerciseable	536,405		550,097
Weighted-average exercise price, exercisable share options	$ 31.04		$ 30.94
Weighted-average remaining contractual term, exercisable share options	5 years 8 months		5 years 11 months 0 days
Aggregate intrinsic value, exercisable share options	$ 6.7		$ 8.0